Vanguard® Explorer™ Fund
Schedule of Investments (unaudited)
As of July 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (97.6%)
Communication Services (3.4%)
	New York Times Co. Class A	2,228,653	119,433
*	Cinemark Holdings Inc.	4,115,487	97,043
*	Live Nation Entertainment Inc.	983,144	94,569
*	Cargurus Inc.	3,340,496	82,911
*	Ziff Davis Inc.	1,630,120	78,050
*	IAC Inc.	885,584	46,768
*	Take-Two Interactive Software Inc.	308,620	46,457
	Electronic Arts Inc.	235,173	35,497
[1]	Warner Music Group Corp. Class A	1,151,912	34,569
*	Spotify Technology SA	90,070	30,979
*	ZipRecruiter Inc. Class A	3,139,073	28,754
	Iridium Communications Inc.	950,980	27,293
*	Yelp Inc.	457,006	16,649
	Playtika Holding Corp.	874,927	6,676
*	TripAdvisor Inc.	279,406	4,926
*	Vimeo Inc.	1,193,598	4,798
*	Madison Square Garden Entertainment Corp.	110,229	4,353
*	EverQuote Inc. Class A	142,652	3,722
*	Bandwidth Inc. Class A	138,727	3,166
*	Mediaalpha Inc. Class A	126,668	1,858
*	ZoomInfo Technologies Inc.	65,752	747
*	Grindr Inc.	62,891	731
*	PubMatic Inc. Class A	32,890	722
*	QuinStreet Inc.	35,944	672
*	Roku Inc.	9,122	531
			771,874
Consumer Discretionary (10.1%)
*	Burlington Stores Inc.	760,174	197,888
	Wingstop Inc.	409,041	152,932
	Churchill Downs Inc.	741,349	106,428
*	Skyline Champion Corp.	1,232,162	100,434
	Steven Madden Ltd.	2,142,555	97,143
	American Eagle Outfitters Inc.	4,130,303	91,073
	Texas Roadhouse Inc.	520,461	90,878
	Gentex Corp.	2,506,397	77,849
	Levi Strauss & Co. Class A	4,180,078	76,621
	Meritage Homes Corp.	373,308	75,733
*	Crocs Inc.	556,475	74,774
	Acushnet Holdings Corp.	977,058	70,915
*	Boot Barn Holdings Inc.	485,762	64,839
*	YETI Holdings Inc.	1,402,561	57,996
	Carter's Inc.	876,633	53,080
	Pool Corp.	125,450	46,923
*	Chewy Inc. Class A	1,897,249	45,875
*	Deckers Outdoor Corp.	46,813	43,191
	Domino's Pizza Inc.	100,285	42,992
	Installed Building Products Inc.	155,339	41,996
*	National Vision Holdings Inc.	2,121,803	30,681
*	Floor & Decor Holdings Inc. Class A	275,533	27,002
*	Bright Horizons Family Solutions Inc.	217,787	26,189
*	Valvoline Inc.	530,122	24,651
*	Skechers USA Inc. Class A	363,513	23,676
*	Abercrombie & Fitch Co. Class A	159,552	23,531
	Tractor Supply Co.	85,240	22,445
*	Sally Beauty Holdings Inc.	1,892,650	21,671
*	Norwegian Cruise Line Holdings Ltd.	1,148,366	21,164
*	Fox Factory Holding Corp.	395,703	21,127
	Papa John's International Inc.	469,029	20,745
	Toll Brothers Inc.	135,611	19,353

Vanguard® Explorer™ Fund
		Shares	Market Value ($000)
*	Sportradar Group AG Class A	1,756,938	19,080
	Travel & Leisure Co.	411,313	18,957
*	frontdoor Inc.	453,365	17,890
*	Five Below Inc.	209,066	15,207
*	Etsy Inc.	224,905	14,650
*	Cava Group Inc.	163,512	13,771
	Buckle Inc.	307,709	13,290
*	Urban Outfitters Inc.	260,085	11,977
*	Tri Pointe Homes Inc.	263,089	11,905
*	Carvana Co.	88,895	11,843
*	Duolingo Inc.	65,884	11,328
*	Shake Shack Inc. Class A	126,579	11,091
	Upbound Group Inc.	260,667	9,835
	Wynn Resorts Ltd.	117,335	9,718
*	Dave & Buster's Entertainment Inc.	246,789	9,282
*	Brinker International Inc.	132,525	8,854
*	Visteon Corp.	75,884	8,768
*	Taylor Morrison Home Corp.	119,320	8,004
*	Green Brick Partners Inc.	107,607	7,871
*	Warby Parker Inc. Class A	472,088	7,775
	Jack in the Box Inc.	120,888	7,186
*	Modine Manufacturing Co.	60,338	7,099
*	Wayfair Inc. Class A	124,933	6,800
	Tapestry Inc.	164,807	6,607
	Hasbro Inc.	96,394	6,214
*	Sonos Inc.	440,636	5,949
*	Cavco Industries Inc.	14,339	5,945
	Build-A-Bear Workshop Inc.	202,736	5,498
	Academy Sports & Outdoors Inc.	100,679	5,444
	Monarch Casino & Resort Inc.	56,356	4,412
*	Rush Street Interactive Inc.	433,659	4,341
*	Hanesbrands Inc.	720,265	4,278
*	Hovnanian Enterprises Inc. Class A	18,858	3,958
	Perdoceo Education Corp.	149,700	3,711
*	Coursera Inc.	398,231	3,704
	KB Home	41,606	3,581
*	Chegg Inc.	904,883	3,086
*	Gentherm Inc.	51,085	2,819
*	Grand Canyon Education Inc.	17,352	2,706
	Carriage Services Inc.	80,893	2,593
	Bloomin' Brands Inc.	123,834	2,582
	Patrick Industries Inc.	19,388	2,483
*	RH	8,370	2,428
*,1	Despegar.com Corp.	197,691	2,297
*	Stitch Fix Inc. Class A	467,071	2,200
*	Sweetgreen Inc. Class A	79,158	2,175
*	Dorman Products Inc.	20,331	2,061
	PulteGroup Inc.	14,352	1,894
*	American Axle & Manufacturing Holdings Inc.	232,030	1,724
	J Jill Inc.	42,827	1,647
	Standard Motor Products Inc.	40,577	1,328
	Golden Entertainment Inc.	36,755	1,229
*	Denny's Corp.	160,030	1,178
*	Dutch Bros Inc. Class A	29,629	1,133
*	Luminar Technologies Inc.	592,654	984
	International Game Technology plc	40,766	957
*	CarParts.com Inc.	932,394	942
*	TopBuild Corp.	1,955	936
*	Udemy Inc.	90,579	837
*	American Public Education Inc.	36,549	730
			2,260,567
Consumer Staples (2.9%)
*	Performance Food Group Co.	1,387,336	95,726
*	Freshpet Inc.	784,404	95,462
*	BJ's Wholesale Club Holdings Inc.	1,077,240	94,754
	Casey's General Stores Inc.	227,743	88,328
*	Simply Good Foods Co.	1,982,469	67,245
*	BellRing Brands Inc.	1,084,737	55,625
*	e.l.f. Beauty Inc.	225,373	38,895

Vanguard® Explorer™ Fund
		Shares	Market Value ($000)
*	Celsius Holdings Inc.	706,836	33,101
	Coca-Cola Consolidated Inc.	18,146	20,793
	PriceSmart Inc.	225,895	20,631
	Energizer Holdings Inc.	204,339	6,292
	Primo Water Corp.	277,500	6,086
	John B Sanfilippo & Son Inc.	52,487	5,504
*	Vital Farms Inc.	110,180	4,020
	Turning Point Brands Inc.	86,434	3,260
*	USANA Health Sciences Inc.	57,282	2,555
*	Boston Beer Co. Inc. Class A	6,295	1,764
	Vector Group Ltd.	116,115	1,484
	Dole plc	88,957	1,321
*	Herbalife Ltd.	59,531	731
*	Honest Co. Inc.	187,347	699
*	Pilgrim's Pride Corp.	16,899	697
			644,973
Energy (4.9%)
	Viper Energy Inc.	4,810,784	205,276
	Magnolia Oil & Gas Corp. Class A	5,497,535	149,753
	Chord Energy Corp.	671,872	115,334
*	Antero Resources Corp.	3,916,396	113,654
*	Seadrill Ltd.	1,583,329	87,099
	Matador Resources Co.	897,544	55,181
	TechnipFMC plc	1,723,911	50,855
*	Weatherford International plc	396,664	46,751
	ChampionX Corp.	1,060,084	36,318
	EQT Corp.	1,025,000	35,373
*	Southwestern Energy Co.	5,078,623	32,757
	Diamondback Energy Inc.	150,201	30,387
	Cactus Inc. Class A	404,260	25,517
	Coterra Energy Inc.	685,020	17,674
	SM Energy Co.	370,579	17,121
	Archrock Inc.	596,264	12,361
*	Oceaneering International Inc.	383,585	11,515
	Dorian LPG Ltd.	236,967	9,682
	Permian Resources Corp.	523,462	8,030
*	Par Pacific Holdings Inc.	297,589	7,901
	Texas Pacific Land Corp.	6,523	5,511
	Ovintiv Inc. (XNYS)	116,307	5,401
	Murphy Oil Corp.	117,091	4,845
	Crescent Energy Co. Class A	261,609	3,200
*	Amplify Energy Corp.	363,162	2,727
*	CONSOL Energy Inc.	22,424	2,238
*	REX American Resources Corp.	33,864	1,721
	VAALCO Energy Inc.	217,663	1,558
	SFL Corp. Ltd.	118,451	1,402
*	TETRA Technologies Inc.	352,674	1,315
	Solaris Oilfield Infrastructure Inc. Class A	82,776	1,089
	Antero Midstream Corp.	63,656	914
	Berry Corp.	102,567	704
			1,101,164
Financials (10.4%)
	Houlihan Lokey Inc.	1,149,158	172,661
	Tradeweb Markets Inc. Class A	1,257,529	140,441
	Prosperity Bancshares Inc.	1,747,490	126,728
	Synovus Financial Corp.	2,693,884	125,939
	Pinnacle Financial Partners Inc.	1,290,749	124,325
	HA Sustainable Infrastructure Capital Inc.	3,340,411	109,465
	Morningstar Inc.	331,906	105,430
	Assured Guaranty Ltd.	1,278,590	105,317
	Cadence Bank	3,112,505	102,308
	Voya Financial Inc.	1,263,025	91,860
*	Euronet Worldwide Inc.	885,477	90,310
	MGIC Investment Corp.	3,393,499	84,295
	StepStone Group Inc. Class A	1,467,790	73,771
	Assurant Inc.	407,829	71,317
*	Palomar Holdings Inc.	662,645	60,970
	FirstCash Holdings Inc.	520,033	58,036
	Piper Sandler Cos.	198,032	54,118

Vanguard® Explorer™ Fund
		Shares	Market Value ($000)
*	Shift4 Payments Inc. Class A	732,613	50,396
	Selective Insurance Group Inc.	505,720	45,677
	Ryan Specialty Holdings Inc.	721,326	44,426
	WisdomTree Inc.	3,575,371	42,690
	MarketAxess Holdings Inc.	190,955	42,684
	Equitable Holdings Inc.	941,662	41,066
	Hamilton Lane Inc. Class A	257,430	37,165
	Kinsale Capital Group Inc.	70,228	32,099
*	Encore Capital Group Inc.	563,141	28,467
*	Remitly Global Inc.	1,740,944	22,998
*	NMI Holdings Inc. Class A	541,873	21,323
*	StoneCo. Ltd. Class A	1,608,501	21,104
*	Toast Inc. Class A	711,364	18,609
	BGC Group Inc. Class A	1,904,900	17,544
	Virtus Investment Partners Inc.	77,306	17,471
	Everest Group Ltd.	43,572	17,118
	Victory Capital Holdings Inc. Class A	266,338	13,953
	SLM Corp.	450,911	10,231
*	Skyward Specialty Insurance Group Inc.	209,804	8,302
	Westamerica BanCorp	146,932	7,928
	Federated Hermes Inc.	215,625	7,402
*	PagSeguro Digital Ltd. Class A	542,470	6,933
*	Marqeta Inc. Class A	1,282,634	6,913
	Lincoln National Corp.	168,554	5,613
	Bank of NT Butterfield & Son Ltd.	142,747	5,473
*	WEX Inc.	29,782	5,464
*	AvidXchange Holdings Inc.	575,325	5,143
	First BanCorp (XNYS)	237,153	5,087
*	Payoneer Global Inc.	891,537	4,930
	PROG Holdings Inc.	96,303	4,339
*	Oscar Health Inc. Class A	212,536	3,758
*	International Money Express Inc.	144,316	3,205
	Brightsphere Investment Group Inc.	122,194	3,200
*	SoFi Technologies Inc.	392,107	2,957
	Ally Financial Inc.	57,080	2,569
	Mercury General Corp.	37,693	2,257
	Brown & Brown Inc.	22,199	2,207
	XP Inc. Class A	122,825	2,102
	RLI Corp.	12,853	1,936
*	SiriusPoint Ltd.	134,602	1,934
	Pathward Financial Inc.	26,187	1,769
*	LendingTree Inc.	18,747	998
	Fidelis Insurance Holdings Ltd.	52,812	940
	Jefferies Financial Group Inc.	15,834	926
*	Open Lending Corp. Class A	140,825	887
	Lazard Inc.	17,980	884
*	StoneX Group Inc.	8,902	742
*	Moneylion Inc.	10,057	693
	Patria Investments Ltd. Class A	40,232	523
			2,330,326
Health Care (19.7%)
*	ICON plc	485,731	159,533
*	Medpace Holdings Inc.	398,385	152,390
*	Globus Medical Inc. Class A	2,078,112	149,541
*	Acadia Healthcare Co. Inc.	1,855,483	120,328
*	Halozyme Therapeutics Inc.	1,983,119	109,587
	Encompass Health Corp.	1,141,965	106,134
*	Doximity Inc. Class A	3,707,824	103,819
	Bio-Techne Corp.	1,254,206	102,331
	STERIS plc	423,361	101,082
*	Ultragenyx Pharmaceutical Inc.	2,190,840	98,632
*	Haemonetics Corp.	1,081,166	97,359
*	Myriad Genetics Inc.	3,480,696	97,355
*	Intra-Cellular Therapies Inc.	1,102,027	86,752
*	Surgery Partners Inc.	2,811,512	85,357
*	HealthEquity Inc.	1,048,113	82,256
*	Veracyte Inc.	3,367,997	80,832
*	Ionis Pharmaceuticals Inc.	1,537,197	76,030
*	Neurocrine Biosciences Inc.	534,113	75,614

Vanguard® Explorer™ Fund
		Shares	Market Value ($000)
*	Blueprint Medicines Corp.	687,295	74,434
*	Natera Inc.	668,702	68,468
*	TransMedics Group Inc.	481,133	68,446
*	Merit Medical Systems Inc.	800,503	68,275
*	Inspire Medical Systems Inc.	479,559	67,642
*	Evolent Health Inc. Class A	2,877,376	67,100
*	Exelixis Inc.	2,850,388	66,842
*	Tandem Diabetes Care Inc.	1,722,686	63,705
*	Cooper Cos. Inc.	656,048	61,229
*	Penumbra Inc.	356,379	59,547
*	Charles River Laboratories International Inc.	235,348	57,448
*	Alkermes plc	2,036,372	55,634
*	Sarepta Therapeutics Inc.	385,923	54,894
*	Insmed Inc.	709,128	51,589
*	REVOLUTION Medicines Inc.	1,069,476	48,811
*	Cytokinetics Inc.	750,065	44,261
*	Celldex Therapeutics Inc.	1,132,864	43,173
*	Repligen Corp.	248,406	41,571
*	Ascendis Pharma A/S ADR	309,552	41,325
*	Kymera Therapeutics Inc.	873,677	40,364
*	Insulet Corp.	204,627	39,769
	ResMed Inc.	185,033	39,458
*	Apellis Pharmaceuticals Inc.	986,546	39,067
*	Hologic Inc.	469,617	38,325
	Teleflex Inc.	167,125	36,921
*	Ligand Pharmaceuticals Inc.	330,711	36,044
*	Immatics NV	2,941,391	35,356
*	QuidelOrtho Corp.	830,024	32,612
	CONMED Corp.	471,615	32,560
*	Supernus Pharmaceuticals Inc.	1,006,639	30,018
*	Waystar Holding Corp.	1,233,356	28,367
*	IDEXX Laboratories Inc.	56,656	26,975
*	Sotera Health Co.	1,904,584	26,417
*	Vaxcyte Inc.	333,100	26,278
*	Apogee Therapeutics Inc.	530,354	25,828
*	Madrigal Pharmaceuticals Inc.	90,124	25,655
*	DexCom Inc.	371,732	25,211
*	Viking Therapeutics Inc.	426,807	24,328
*	Agios Pharmaceuticals Inc.	493,427	22,895
*	Neogen Corp.	1,324,094	22,549
*	Arvinas Inc.	819,322	22,540
*	Option Care Health Inc.	756,754	22,468
*	Certara Inc.	1,412,290	22,046
*,1	Structure Therapeutics Inc. ADR	582,447	21,778
*	Azenta Inc.	342,044	21,306
*,2	Nevro Corp.	2,118,527	21,037
*	Legend Biotech Corp. ADR	361,465	20,383
*	Exact Sciences Corp.	444,115	20,287
*	Roivant Sciences Ltd.	1,860,200	20,183
	Chemed Corp.	35,072	19,997
*	SpringWorks Therapeutics Inc.	530,605	19,054
*	iRhythm Technologies Inc.	220,277	18,999
*	Dyne Therapeutics Inc.	440,157	18,887
*	Tenet Healthcare Corp.	115,643	17,312
*	Lantheus Holdings Inc.	159,130	16,682
*	DaVita Inc.	121,928	16,658
*	Omnicell Inc.	533,264	15,577
*	PTC Therapeutics Inc.	453,545	15,352
*	Ironwood Pharmaceuticals Inc.	2,234,593	15,262
*	Schrodinger Inc.	683,241	15,223
	Bruker Corp.	221,043	15,144
*	Axogen Inc.	1,636,160	14,365
*	Align Technology Inc.	60,722	14,080
*	Pacira BioSciences Inc.	673,569	13,909
*	ADMA Biologics Inc.	1,082,120	13,288
*	Illumina Inc.	97,915	12,004
*	Addus HomeCare Corp.	91,988	11,164
*	Hims & Hers Health Inc.	520,805	11,062
*	ACADIA Pharmaceuticals Inc.	524,179	9,970
*	CorVel Corp.	30,379	9,320

Vanguard® Explorer™ Fund
		Shares	Market Value ($000)
*	Veeva Systems Inc. Class A	48,445	9,298
*	Travere Therapeutics Inc.	967,611	9,231
*	BioCryst Pharmaceuticals Inc.	1,215,893	8,852
	Select Medical Holdings Corp.	214,109	8,513
*	ANI Pharmaceuticals Inc.	115,708	7,604
*	Beam Therapeutics Inc.	236,810	7,493
*	AdaptHealth Corp.	648,815	7,371
*	Phreesia Inc.	287,345	7,169
*	Crinetics Pharmaceuticals Inc.	129,639	6,886
*	Fate Therapeutics Inc.	1,268,133	6,759
*	10X Genomics Inc. Class A	322,875	6,674
*	RxSight Inc.	145,227	6,647
*	Jazz Pharmaceuticals plc	59,681	6,580
*	Novocure Ltd.	284,710	6,483
*	LivaNova plc	118,331	5,846
*	Avidity Biosciences Inc.	111,192	5,068
*	Bridgebio Pharma Inc.	184,892	4,798
*	Sage Therapeutics Inc.	432,675	4,738
*	Arcus Biosciences Inc.	284,526	4,669
*	UFP Technologies Inc.	13,831	4,448
*	Avantor Inc.	162,604	4,350
*	Iovance Biotherapeutics Inc.	494,274	4,315
*,1	Esperion Therapeutics Inc.	1,849,243	4,272
*	Denali Therapeutics Inc.	173,259	4,222
*	Voyager Therapeutics Inc.	457,063	4,200
*	Vir Biotechnology Inc.	409,998	4,166
*	Novavax Inc.	307,937	3,945
*	Arrowhead Pharmaceuticals Inc.	137,706	3,933
*	Viridian Therapeutics Inc.	231,196	3,896
*	PetIQ Inc.	155,416	3,400
*	Inmode Ltd.	177,067	3,208
*	CareDx Inc.	153,982	3,078
*	Arcutis Biotherapeutics Inc.	283,317	2,853
*	Janux Therapeutics Inc.	69,651	2,828
*	Puma Biotechnology Inc.	777,390	2,787
*	Prothena Corp. plc	115,801	2,696
*	Aldeyra Therapeutics Inc.	680,004	2,679
*,1	Coherus Biosciences Inc.	1,693,303	2,608
*	Nurix Therapeutics Inc.	115,755	2,533
*	Pennant Group Inc.	84,434	2,517
*	Alector Inc.	416,287	2,498
*	Adaptive Biotechnologies Corp.	484,990	2,207
*	Rhythm Pharmaceuticals Inc.	44,948	2,167
*,1	Pacific Biosciences of California Inc.	1,003,089	2,066
*	Xencor Inc.	98,073	2,003
*	Karyopharm Therapeutics Inc.	2,008,163	1,986
*	Cullinan Therapeutics Inc.	94,131	1,821
*	Enanta Pharmaceuticals Inc.	119,191	1,759
*,1	Agenus Inc.	290,646	1,755
*,1	Altimmune Inc.	271,873	1,729
*,1	Seres Therapeutics Inc.	1,222,006	1,637
*	Castle Biosciences Inc.	63,874	1,541
*	Keros Therapeutics Inc.	30,185	1,514
*	Edgewise Therapeutics Inc.	87,852	1,496
*	SI-BONE Inc.	97,340	1,480
*	Health Catalyst Inc.	199,526	1,471
*	Tactile Systems Technology Inc.	108,595	1,387
*	Twist Bioscience Corp.	24,441	1,364
*	Vera Therapeutics Inc.	36,607	1,339
*	89bio Inc.	145,599	1,334
*	Owens & Minor Inc.	80,551	1,323
*	Mersana Therapeutics Inc.	614,971	1,230
*	Stoke Therapeutics Inc.	81,511	1,220
*	Joint Corp.	81,335	1,173
*	CytomX Therapeutics Inc.	820,461	1,132
	LeMaitre Vascular Inc.	12,697	1,103
*,1	Sangamo Therapeutics Inc.	1,395,270	1,092
*	Rapt Therapeutics Inc.	337,409	1,059
*	Pediatrix Medical Group Inc.	126,346	1,054
*	WaVe Life Sciences Ltd.	147,297	974

Vanguard® Explorer™ Fund
		Shares	Market Value ($000)
*	Quanterix Corp.	59,600	880
*	Soleno Therapeutics Inc.	18,253	880
*	Evolus Inc.	70,453	875
*	EyePoint Pharmaceuticals Inc.	83,420	824
*	Intellia Therapeutics Inc.	30,463	798
*	STAAR Surgical Co.	18,681	771
*	Revance Therapeutics Inc.	202,769	766
*	MacroGenics Inc.	178,139	670
*	Codexis Inc.	186,328	667
*	Arcturus Therapeutics Holdings Inc.	26,258	616
*	Ardelyx Inc.	109,951	610
*	Heron Therapeutics Inc.	196,112	582
*	Affimed NV	75,667	384
*	Organogenesis Holdings Inc.	126,114	381
*	Personalis Inc.	96,118	332
*	Atea Pharmaceuticals Inc.	81,077	310
*	NextCure Inc.	171,519	278
	Mei Pharma Inc.	61,621	229
*	Cabaletta Bio Inc.	27,656	196
*	Syros Pharmaceuticals Inc.	23,659	142
*,3	Scilex Holding Co. (Acquired 1/6/23, Cost $1,032)	98,470	141
*	Precision BioSciences Inc.	11,410	109
*	Aclaris Therapeutics Inc.	73,649	99
*,1,4	Cartesian Therapeutics Inc.	528,838	95
*,4	OmniAb Inc. 12.5 Earnout	84,348	—
*,4	OmniAb Inc. 15 Earnout	84,348	—
			4,410,822
Industrials (20.5%)
*	Kirby Corp.	1,536,024	188,747
*	Fluor Corp.	3,438,123	165,374
	AerCap Holdings NV	1,476,122	138,682
*	Middleby Corp.	932,537	126,433
	Rush Enterprises Inc. Class A	2,469,123	125,950
	Flowserve Corp.	2,437,170	123,199
	RB Global Inc. (XTSE)	1,501,903	119,597
	Science Applications International Corp.	942,777	117,281
*	RBC Bearings Inc.	402,926	117,187
*	Clean Harbors Inc.	487,307	116,335
*	AZEK Co. Inc.	2,564,887	115,138
	Ryder System Inc.	802,597	112,492
*	Trex Co. Inc.	1,314,828	109,959
	Boise Cascade Co.	685,040	97,337
*	XPO Inc.	829,744	95,329
	GATX Corp.	675,691	94,259
*	Gibraltar Industries Inc.	1,241,222	92,186
	Sensata Technologies Holding plc	2,363,244	92,143
	Zurn Elkay Water Solutions Corp.	2,824,580	91,686
	Acuity Brands Inc.	362,238	91,048
*,2	Sterling Check Corp.	5,680,540	89,071
	Vertiv Holdings Co. Class A	1,103,385	86,836
*	ACV Auctions Inc. Class A	4,909,436	83,853
*	Alight Inc. Class A	10,219,687	77,363
*	Generac Holdings Inc.	475,318	73,997
*	WillScot Holdings Corp.	1,750,000	71,750
*	API Group Corp.	1,729,355	65,525
	IDEX Corp.	313,580	65,375
*	Axon Enterprise Inc.	212,475	63,745
	Kennametal Inc.	2,434,279	63,632
	Matson Inc.	464,944	61,703
	Applied Industrial Technologies Inc.	279,825	61,055
*	SiteOne Landscape Supply Inc.	370,891	54,402
*	Kratos Defense & Security Solutions Inc.	2,323,899	52,381
	HEICO Corp. Class A	258,875	49,215
	BWX Technologies Inc.	488,300	48,581
*	FTI Consulting Inc.	216,573	47,206
	Verisk Analytics Inc.	177,605	46,488
*	Shoals Technologies Group Inc. Class A	6,928,165	45,033
*	Cimpress plc	468,279	42,740
	Curtiss-Wright Corp.	137,442	40,504

Vanguard® Explorer™ Fund
		Shares	Market Value ($000)
*	GXO Logistics Inc.	722,545	40,448
*	AeroVironment Inc.	216,346	38,626
	Toro Co.	402,941	38,574
	Maximus Inc.	377,696	35,084
	Comfort Systems USA Inc.	90,618	30,123
	EMCOR Group Inc.	79,249	29,753
	AAON Inc.	322,458	28,547
	Hubbell Inc.	65,510	25,919
	Rockwell Automation Inc.	91,802	25,581
	Advanced Drainage Systems Inc.	140,792	24,926
	GFL Environmental Inc. (XTSE)	635,724	24,679
	Griffon Corp.	315,269	22,718
	UFP Industries Inc.	171,423	22,616
	Watts Water Technologies Inc. Class A	105,859	21,968
*	Core & Main Inc. Class A	409,633	21,903
*	GMS Inc.	225,977	21,746
*	Paycor HCM Inc.	1,746,557	21,675
	Allison Transmission Holdings Inc.	237,512	21,041
*	Ameresco Inc. Class A	591,881	18,686
*	Upwork Inc.	1,468,360	17,797
	Federal Signal Corp.	172,888	17,284
*	Casella Waste Systems Inc. Class A	165,200	17,108
	JB Hunt Transport Services Inc.	98,686	17,087
	Heartland Express Inc.	1,259,397	16,334
*	Sterling Infrastructure Inc.	124,920	14,536
	H&E Equipment Services Inc.	272,740	14,264
*,1	Bloom Energy Corp. Class A	1,035,000	14,014
	Herc Holdings Inc.	88,853	13,847
*	Huron Consulting Group Inc.	121,630	13,380
	Terex Corp.	202,450	12,807
*	Lyft Inc. Class A	1,048,564	12,635
*	American Woodmark Corp.	116,588	11,909
	EnerSys	106,385	11,695
	Primoris Services Corp.	196,529	11,098
*	Legalzoom.com Inc.	1,654,915	11,055
	Franklin Electric Co. Inc.	100,064	10,669
*	Blue Bird Corp.	203,862	10,625
*,1	ATS Corp.	350,050	10,526
*	Kornit Digital Ltd.	672,516	10,525
	Genpact Ltd.	301,436	10,451
	Brink's Co.	92,668	10,193
	Lennox International Inc.	17,433	10,172
	Apogee Enterprises Inc.	145,364	9,978
*	Beacon Roofing Supply Inc.	86,108	8,852
	Atkore Inc.	62,969	8,501
	Donaldson Co. Inc.	101,940	7,627
*	ExlService Holdings Inc.	190,289	6,710
	Tennant Co.	60,797	6,547
	Booz Allen Hamilton Holding Corp.	45,607	6,536
	CSG Systems International Inc.	134,811	6,315
*	IES Holdings Inc.	40,192	6,188
*	MRC Global Inc.	424,208	6,143
	Mueller Water Products Inc. Class A	249,372	5,157
	ArcBest Corp.	40,368	5,088
	Brady Corp. Class A	71,005	5,085
	HNI Corp.	91,161	5,009
*	American Superconductor Corp.	176,426	4,262
*	Paylocity Holding Corp.	26,950	4,044
	Marten Transport Ltd.	213,884	4,023
*	Janus International Group Inc.	265,726	3,832
	Enerpac Tool Group Corp.	91,276	3,669
	Werner Enterprises Inc.	79,057	3,098
	Costamare Inc.	191,072	2,832
*	NEXTracker Inc. Class A	56,148	2,759
*	Saia Inc.	6,556	2,739
	Kforce Inc.	39,372	2,735
	MSA Safety Inc.	14,443	2,725
	REV Group Inc.	91,369	2,666
*	Masterbrand Inc.	137,307	2,478
*	American Airlines Group Inc.	205,755	2,189

Vanguard® Explorer™ Fund
		Shares	Market Value ($000)
*	Hillman Solutions Corp.	172,517	1,751
*	Healthcare Services Group Inc.	152,987	1,749
*	Leonardo DRS Inc.	57,967	1,635
	Alamo Group Inc.	8,048	1,551
*,1	Joby Aviation Inc.	242,958	1,453
	TTEC Holdings Inc.	180,775	1,443
*	Franklin Covey Co.	32,242	1,409
	Hyster-Yale Inc.	16,302	1,333
*	BlueLinx Holdings Inc.	10,970	1,323
	Argan Inc.	15,152	1,196
	Landstar System Inc.	5,810	1,105
*	Limbach Holdings Inc.	16,621	1,059
	Interface Inc.	56,869	983
	Powell Industries Inc.	4,731	869
	Aris Water Solutions Inc. Class A	44,402	786
	Miller Industries Inc.	11,037	750
	Barrett Business Services Inc.	19,935	726
*	Hudson Technologies Inc.	84,041	719
*	JELD-WEN Holding Inc.	42,060	702
*	Thermon Group Holdings Inc.	21,383	702
	Avis Budget Group Inc.	6,265	633
			4,597,105
Information Technology (17.8%)
*	Guidewire Software Inc.	1,433,747	215,162
*	Smartsheet Inc. Class A	3,001,699	143,961
*	Dynatrace Inc.	2,923,277	128,390
*	Squarespace Inc. Class A	2,454,005	108,442
*	Manhattan Associates Inc.	384,161	98,107
*	Cirrus Logic Inc.	741,290	96,724
*	Informatica Inc. Class A	4,034,817	96,594
*	Fabrinet	433,936	95,709
	Power Integrations Inc.	1,307,983	95,535
	Crane NXT Co.	1,508,603	94,861
*	Trimble Inc.	1,692,105	92,287
*	Okta Inc.	962,344	90,403
*	Tower Semiconductor Ltd.	2,155,780	87,956
*	Onto Innovation Inc.	457,392	87,499
*	Jamf Holding Corp.	4,730,206	86,610
*	Coherent Corp.	1,241,779	86,527
*	Globant SA	443,745	86,402
*	Wix.com Ltd.	532,000	82,952
*	CyberArk Software Ltd.	321,153	82,337
*	Tenable Holdings Inc.	1,577,605	72,444
*,1	GLOBALFOUNDRIES Inc.	1,409,273	71,887
*	Five9 Inc.	1,600,812	71,316
*	Sprout Social Inc. Class A	1,799,542	70,308
*	Rambus Inc.	1,314,582	67,622
*	Viavi Solutions Inc.	8,260,551	66,415
*	Teledyne Technologies Inc.	156,710	66,110
*	Pure Storage Inc. Class A	1,042,426	62,473
*	Silicon Laboratories Inc.	441,236	53,006
*	HubSpot Inc.	104,269	51,825
*	Lattice Semiconductor Corp.	871,958	46,214
*	Tyler Technologies Inc.	80,103	45,507
*	Envestnet Inc.	722,771	44,797
*	Elastic NV	393,494	43,154
*	Varonis Systems Inc.	780,461	43,027
*	Cadence Design Systems Inc.	158,159	42,333
*	Blackbaud Inc.	512,285	40,665
*	PTC Inc.	223,806	39,804
*	Procore Technologies Inc.	542,890	38,561
*	CommVault Systems Inc.	227,156	34,721
*	Allegro MicroSystems Inc.	1,304,400	31,358
*	SentinelOne Inc. Class A	1,301,907	29,814
*	Freshworks Inc. Class A	2,329,440	29,118
*	MACOM Technology Solutions Holdings Inc.	265,725	26,817
	Bentley Systems Inc. Class B	550,000	26,807
*	nCino Inc.	801,982	26,273
*	Gitlab Inc. Class A	505,752	25,910

Vanguard® Explorer™ Fund
		Shares	Market Value ($000)
*	RingCentral Inc. Class A	716,265	25,105
	Microchip Technology Inc.	278,540	24,729
*	N-Able Inc.	1,701,107	23,713
	Cognex Corp.	473,141	23,477
*	Rapid7 Inc.	590,790	23,242
*	Aspen Technology Inc.	118,735	22,316
*	Rubrik Inc. Class A	594,029	22,098
*	Novanta Inc.	121,300	21,977
	Pegasystems Inc.	304,916	21,259
	Clear Secure Inc. Class A	931,200	19,881
*	Altair Engineering Inc. Class A	218,862	19,339
*	8x8 Inc.	6,267,475	19,304
*	Nutanix Inc. Class A	353,321	17,846
	Monolithic Power Systems Inc.	19,700	17,003
*	Dropbox Inc. Class A	706,620	16,902
*	Impinj Inc.	103,479	16,483
*	ON Semiconductor Corp.	200,091	15,657
*	SMART Global Holdings Inc.	648,359	15,172
*	Ambarella Inc.	285,806	15,045
*	Extreme Networks Inc.	1,031,973	14,757
*	Teradata Corp.	431,267	13,982
*	Consensus Cloud Solutions Inc.	640,482	13,642
*	ANSYS Inc.	42,440	13,310
*	PROS Holdings Inc.	538,743	12,984
*	Sanmina Corp.	155,036	11,679
	Jabil Inc.	100,049	11,273
*	Q2 Holdings Inc.	164,754	11,116
*	Axcelis Technologies Inc.	86,128	10,882
*	Itron Inc.	101,233	10,472
*	Monday.com Ltd.	44,417	10,207
*	ACI Worldwide Inc.	229,679	9,929
*	DigitalOcean Holdings Inc.	295,785	9,799
*,1	Onestream Inc.	351,422	9,787
	Amkor Technology Inc.	282,937	9,241
	A10 Networks Inc.	696,445	9,116
*	Arlo Technologies Inc.	575,753	8,728
*	MaxLinear Inc.	587,217	8,303
*	BigCommerce Holdings Inc. Series 1	1,000,482	8,104
*	Semtech Corp.	247,103	7,838
*	UiPath Inc. Class A	630,795	7,677
*	Zuora Inc. Class A	845,320	7,667
*	Yext Inc.	1,286,954	7,413
*	Appian Corp. Class A	195,196	7,211
*	Arrow Electronics Inc.	56,850	7,032
*	Ultra Clean Holdings Inc.	161,569	6,989
*	Verint Systems Inc.	189,388	6,844
*	Zeta Global Holdings Corp. Class A	311,879	6,680
*	Domo Inc. Class B	778,926	6,512
*	Appfolio Inc. Class A	27,077	5,997
*	Credo Technology Group Holding Ltd.	202,762	5,627
*	Marathon Digital Holdings Inc.	284,935	5,605
*	Blackline Inc.	114,476	5,440
*	Box Inc. Class A	187,396	5,270
*	Alkami Technology Inc.	152,964	5,007
*	FormFactor Inc.	92,333	4,945
	Hackett Group Inc.	166,549	4,543
*	PDF Solutions Inc.	127,689	4,481
*	Couchbase Inc.	233,088	4,473
*	Cleanspark Inc.	253,573	4,057
*	ACM Research Inc. Class A	214,574	3,852
*	Confluent Inc. Class A	151,985	3,803
*	Diodes Inc.	43,882	3,432
*	ePlus Inc.	36,206	3,328
*	eGain Corp.	440,680	3,195
*	Ouster Inc.	240,055	3,152
*	Olo Inc. Class A	638,768	3,053
*	AppLovin Corp. Class A	30,280	2,335
*	Weave Communications Inc.	232,886	2,329
*	Fastly Inc. Class A	274,166	2,221
*	Calix Inc.	53,324	2,193

Vanguard® Explorer™ Fund
		Shares	Market Value ($000)
*	Plexus Corp.	16,950	2,172
*	OneSpan Inc.	111,368	1,648
	MKS Instruments Inc.	12,548	1,580
*,1	SoundHound AI Inc. Class A	276,576	1,408
*	Eastman Kodak Co.	215,854	1,254
*	Brightcove Inc.	524,919	1,249
*	Alpha & Omega Semiconductor Ltd.	26,248	1,087
*	SEMrush Holdings Inc. Class A	66,167	975
*	Terawulf Inc.	228,600	951
*	Amplitude Inc. Class A	102,159	874
*	Cipher Mining Inc.	156,661	819
*	Digital Turbine Inc.	328,408	782
*	inTEST Corp.	58,088	627
*	FARO Technologies Inc.	33,840	579
*	Upland Software Inc.	233,415	538
*	Cambium Networks Corp.	74,883	159
			3,989,506
Materials (3.6%)
	Graphic Packaging Holding Co.	5,346,436	160,928
	Cabot Corp.	1,327,583	133,143
*	Axalta Coating Systems Ltd.	3,017,854	107,587
	Methanex Corp.	2,209,569	107,363
*	Summit Materials Inc. Class A	1,581,687	66,083
	Ashland Inc.	594,300	57,439
	Eagle Materials Inc.	110,658	30,132
*	Arcadium Lithium plc	8,432,343	26,815
	Balchem Corp.	137,495	24,400
	Innospec Inc.	84,348	11,061
	Louisiana-Pacific Corp.	92,360	9,066
*	Constellium SE	497,545	8,861
	Kaiser Aluminum Corp.	89,077	7,010
*	O-I Glass Inc.	504,778	6,744
	Berry Global Group Inc.	91,087	5,986
	Orion SA	229,246	5,644
	Sylvamo Corp.	62,410	4,600
	U.S. Lime & Minerals Inc.	51,255	4,359
	Ryerson Holding Corp.	175,470	4,175
	Sealed Air Corp.	92,090	3,504
	Materion Corp.	25,603	3,083
	Steel Dynamics Inc.	21,205	2,825
*	Century Aluminum Co.	168,513	2,546
	Sensient Technologies Corp.	28,751	2,244
	Carpenter Technology Corp.	12,465	1,818
	Myers Industries Inc.	62,108	926
*	Ecovyst Inc.	90,552	864
	Ardagh Metal Packaging SA	214,653	790
			799,996
Other (0.7%)
[1,5]	Vanguard Small-Cap ETF	703,985	164,310
*,4	Carisma Therapeutics Inc. CVR	1,476,709	—
			164,310
Real Estate (3.0%)
	Rexford Industrial Realty Inc.	2,007,437	100,593
	CareTrust REIT Inc.	3,530,714	95,188
	Essential Properties Realty Trust Inc.	3,168,601	93,759
	Phillips Edison & Co. Inc.	2,394,573	84,050
	Douglas Emmett Inc.	5,053,780	81,315
	Camden Property Trust	648,784	71,853
	Xenia Hotels & Resorts Inc.	3,268,299	45,364
*	CoStar Group Inc.	330,177	25,760
	Colliers International Group Inc.	150,000	20,201
	Lamar Advertising Co. Class A	121,552	14,569
	Ryman Hospitality Properties Inc.	84,939	8,537
*	Jones Lang LaSalle Inc.	30,448	7,639
*	Compass Inc. Class A	852,420	3,742
	Tanger Inc.	91,142	2,634
	Outfront Media Inc.	155,512	2,522
	DigitalBridge Group Inc.	168,845	2,386
	RMR Group Inc. Class A	75,418	1,956

Vanguard® Explorer™ Fund
		Shares	Market Value ($000)
*	Redfin Corp.	175,304	1,427
	Newmark Group Inc. Class A	66,197	859
*	Forestar Group Inc.	21,898	693
			665,047
Utilities (0.6%)
	IDACORP Inc.	1,043,591	102,011
	Vistra Corp.	140,543	11,134
	New Jersey Resources Corp.	186,737	8,730
	National Fuel Gas Co.	132,468	7,761
	Otter Tail Corp.	8,449	819
			130,455
Total Common Stocks (Cost $16,481,898)			21,866,145
Temporary Cash Investments (2.7%)
Money Market Fund (1.8%)
[6,7]	Vanguard Market Liquidity Fund, 5.390%	3,945,251	394,486
		Face Amount ($000)
Repurchase Agreement (0.9%)
	Deutsche Bank Securities, Inc. 5.340%, 8/1/24 (Dated 7/31/24, Repurchase Value $202,930,000, collateralized by U.S. Treasury Note/Bond 0.375%–2.625%, 11/30/25–7/31/29, with a value of $206,958,000)	202,900	202,900
Total Temporary Cash Investments (Cost $597,313)			597,386
Total Investments (100.3%) (Cost $17,079,211)			22,463,531
Other Assets and Liabilities—Net (-0.3%)			(67,392)
Net Assets (100%)			22,396,139
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $72,810,000.
2	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3	Restricted securities totaling $141,000, representing 0.0% of net assets.
4	Security value determined using significant unobservable inputs.
5	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $76,685,000 was received for securities on loan.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2024	1,373	156,041	5,855
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

Vanguard® Explorer™ Fund
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
D.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	21,865,909	141	95	21,866,145
Temporary Cash Investments	394,486	202,900	—	597,386
Total	22,260,395	203,041	95	22,463,531
Derivative Financial Instruments
Assets
Futures Contracts[1]	5,855	—	—	5,855
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.

Vanguard® Explorer™ Fund
F.	Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Oct. 31, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jul. 31, 2024 Market Value ($000)
8x8 Inc.	14,545	431	—	—	4,328	563	—	NA1
Nevro Corp.	NA2	13,955	6,621	(14,552)	9,430	—	—	21,037
Sterling Check Corp.	63,508	—	—	—	25,563	—	—	89,071
Vanguard Market Liquidity Fund	488,155	NA3	NA3	13	(25)	16,014	3	394,486
Vanguard Small-Cap ETF	159,304	—	38,320	856	42,470	4,224	—	164,310
Total	725,512	14,386	44,941	(13,683)	81,766	20,801	3	668,904
1	Not applicable—at July 31, 2024, the security was still held, but the issuer was no longer an affiliated company of the fund.
2	Not applicable—at October 31, 2023, the issuer was not an affiliated company of the fund.
3	Not applicable—purchases and sales are for temporary cash investment purposes.